FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537
                                   ---------

                  FRANKLIN CUSTODIAN FUNDS, INC.
                  ------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 6/30/07
                          -------



Item 1. Schedule of Investments.


Franklin Custodian Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin DynaTech Fund .................................    3
Franklin Growth Fund ...................................    7
Franklin Income Fund ...................................   11
Franklin U.S. Government Securities Fund ...............   22
Franklin Utilities Fund  ...............................   24
Notes to Statements of Investments .....................   27

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN DYNATECH FUND                                                            COUNTRY          SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 99.0%
    AIR FREIGHT/COURIERS 1.6%
    C.H. Robinson Worldwide Inc. ..............................................    United States       175,000   $     9,191,000
                                                                                                                 ----------------
    BIOTECHNOLOGY 8.0%
  a Amgen Inc. ................................................................    United States       150,000         8,293,500
  a Celgene Corp. .............................................................    United States       150,000         8,599,500
  a Genentech Inc. ............................................................    United States       250,000        18,915,000
  a Gilead Sciences Inc. ......................................................    United States       300,000        11,631,000
                                                                                                                 ----------------
                                                                                                                      47,439,000
                                                                                                                 ----------------
    CABLE/SATELLITE TELEVISION 1.4%
  a Comcast Corp., A ..........................................................    United States       300,000         8,388,000
                                                                                                                 ----------------
    CASINOS/GAMING 1.0%
    International Game Technology .............................................    United States       150,000         5,955,000
                                                                                                                 ----------------
    CHEMICALS: AGRICULTURAL 0.2%
    Monsanto Co. ..............................................................    United States        20,000         1,350,800
                                                                                                                 ----------------
    CHEMICALS: SPECIALTY 1.8%
    Sigma-Aldrich Corp. .......................................................    United States       250,000        10,667,500
                                                                                                                 ----------------
    COMPUTER COMMUNICATIONS 2.5%
  a Cisco Systems Inc. ........................................................    United States       450,000        12,532,500
  a Juniper Networks Inc. .....................................................    United States       100,000         2,517,000
                                                                                                                 ----------------
                                                                                                                      15,049,500
                                                                                                                 ----------------
    COMPUTER PERIPHERALS 0.1%
a,b Data Domain Inc. ..........................................................    United States        16,600           381,800
                                                                                                                 ----------------
    COMPUTER PROCESSING HARDWARE 6.7%
  a Apple Inc. ................................................................    United States       200,000        24,408,000
    Hewlett-Packard Co. .......................................................    United States       340,000        15,170,800
                                                                                                                 ----------------
                                                                                                                      39,578,800
                                                                                                                 ----------------
    DATA PROCESSING SERVICES 1.0%
    Paychex Inc. ..............................................................    United States       150,000         5,868,000
                                                                                                                 ----------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
    AT&T Inc. .................................................................    United States       200,000         8,300,000
                                                                                                                 ----------------
    ELECTRICAL PRODUCTS 0.9%
  a SunPower Corp., A .........................................................    United States        80,000         5,044,000
                                                                                                                 ----------------
    ELECTRONIC EQUIPMENT/INSTRUMENTS 1.7%
  a Agilent Technologies Inc. .................................................    United States       175,000         6,727,000
  a Dolby Laboratories Inc., A ................................................    United States       100,000         3,541,000
                                                                                                                 ----------------
                                                                                                                      10,268,000
                                                                                                                 ----------------
    ELECTRONIC PRODUCTION EQUIPMENT 4.7%
    KLA-Tencor Corp. ..........................................................    United States       200,000        10,990,000
  a Lam Research Corp. ........................................................    United States       150,000         7,710,000
  a Varian Semiconductor Equipment Associates Inc. ............................    United States       225,000         9,013,500
                                                                                                                 ----------------
                                                                                                                      27,713,500
                                                                                                                 ----------------


                                         Quarterly Statements of Investments | 3

Franklin Custodian Funds, Inc.

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                            COUNTRY          SHARES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONICS/APPLIANCE STORES 0.6%
  Best Buy Co. Inc. .........................................................    United States        75,000   $     3,500,250
                                                                                                               ----------------
  ELECTRONICS/APPLIANCES 0.9%
  Sony Corp., ADR ...........................................................        Japan           100,000         5,137,000
                                                                                                               ----------------
  FINANCIAL PUBLISHING/SERVICES 1.6%
  Moody's Corp. .............................................................    United States       150,000         9,330,000
                                                                                                               ----------------
  INFORMATION TECHNOLOGY SERVICES 2.1%
a Cognizant Technology Solutions Corp., A ...................................    United States        70,000         5,256,300
  Infosys Technologies Ltd., ADR ............................................        India           140,000         7,053,200
                                                                                                               ----------------
                                                                                                                    12,309,500
                                                                                                               ----------------
  INTERNET RETAIL 0.3%
a Amazon.com Inc. ...........................................................    United States        25,000         1,710,250
                                                                                                               ----------------
  INTERNET SOFTWARE/SERVICES 5.4%
a Akamai Technologies Inc. ..................................................    United States        75,000         3,648,000
a Baidu.com Inc., ADR .......................................................         China           10,000         1,679,800
a Google Inc., A ............................................................    United States        50,000        26,169,000
a Limelight Networks Inc. ...................................................    United States        25,900           512,302
                                                                                                               ----------------
                                                                                                                    32,009,102
                                                                                                               ----------------
  INVESTMENT BANKS/BROKERS 1.8%
  The Goldman Sachs Group Inc. ..............................................    United States        50,000        10,837,500
                                                                                                               ----------------
  MAJOR PHARMACEUTICALS 1.7%
  Johnson & Johnson .........................................................    United States       125,000         7,702,500
  Novo-Nordisk AS, ADR ......................................................       Denmark           20,000         2,173,200
                                                                                                               ----------------
                                                                                                                     9,875,700
                                                                                                               ----------------
  MEDICAL SPECIALTIES 10.1%
  Alcon Inc. ................................................................     Switzerland        100,000        13,491,000
  Medtronic Inc. ............................................................    United States       250,000        12,965,000
  Stryker Corp. .............................................................    United States       200,000        12,618,000
a Waters Corp. ..............................................................    United States       200,000        11,872,000
a Zimmer Holdings Inc. ......................................................    United States       100,000         8,489,000
                                                                                                               ----------------
                                                                                                                    59,435,000
                                                                                                               ----------------
  MEDICAL/NURSING SERVICES 1.9%
a VCA Antech Inc. ...........................................................    United States       300,000        11,307,000
                                                                                                               ----------------
  OILFIELD SERVICES/EQUIPMENT 3.6%
a FMC Technologies Inc. .....................................................    United States       100,000         7,922,000
  Schlumberger Ltd. .........................................................    United States       160,000        13,590,400
                                                                                                               ----------------
                                                                                                                    21,512,400
                                                                                                               ----------------
  OTHER CONSUMER SERVICES 0.3%
a eBay Inc. .................................................................    United States        50,000         1,609,000
                                                                                                               ----------------


4 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                            COUNTRY         SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  OTHER PHARMACEUTICALS 3.3%
  Allergan Inc. .............................................................    United States       160,000   $     9,222,400
  Teva Pharmaceutical Industries Ltd., ADR ..................................       Israel           250,000        10,312,500
                                                                                                               ----------------
                                                                                                                    19,534,900
                                                                                                               ----------------
  PACKAGED SOFTWARE 9.5%
  Adobe Systems Inc. ........................................................    United States       425,000        17,063,750
a Autodesk Inc. .............................................................    United States       200,000         9,416,000
  Microsoft Corp. ...........................................................    United States       800,000        23,576,000
a Salesforce.com Inc. .......................................................    United States        75,000         3,214,500
  SAP AG, ADR ...............................................................       Germany           50,000         2,553,500
                                                                                                               ----------------
                                                                                                                    55,823,750
                                                                                                               ----------------
  RECREATIONAL PRODUCTS 1.2%
a Electronic Arts Inc. ......................................................    United States       150,000         7,098,000
                                                                                                               ----------------
  SEMICONDUCTORS 7.9%
a ANADIGICS Inc. ............................................................    United States       175,000         2,413,250
a Hittite Microwave Corp. ...................................................    United States        40,000         1,709,200
  Intel Corp. ...............................................................    United States     1,125,000        26,730,000
  Microchip Technology Inc. .................................................    United States       210,000         7,778,400
a NVIDIA Corp. ..............................................................    United States       200,000         8,262,000
                                                                                                               ----------------
                                                                                                                    46,892,850
                                                                                                               ----------------
  SERVICES TO THE HEALTH INDUSTRY 2.9%
a Cerner Corp. ..............................................................    United States        30,000         1,664,100
  Pharmaceutical Product Development Inc. ...................................    United States       300,000        11,481,000
a WebMD Health Corp., A .....................................................    United States        85,000         4,000,950
                                                                                                               ----------------
                                                                                                                    17,146,050
                                                                                                               ----------------
  SPECIALTY TELECOMMUNICATIONS 1.6%
a American Tower Corp., A ...................................................    United States       225,000         9,450,000
                                                                                                               ----------------
  TELECOMMUNICATIONS EQUIPMENT 4.5%
  Garmin Ltd. ...............................................................   Cayman Islands       100,000         7,397,000
  Motorola Inc. .............................................................    United States       200,000         3,540,000
  Nokia Corp., ADR ..........................................................       Finland          200,000         5,622,000
  QUALCOMM Inc. .............................................................    United States       225,000         9,762,750
                                                                                                               ----------------
                                                                                                                    26,321,750
                                                                                                               ----------------
  WIRELESS COMMUNICATIONS 4.8%
  America Movil SAB de CV, L, ADR ...........................................       Mexico           200,000        12,386,000
  China Mobile (Hong Kong) Ltd., ADR ........................................        China           100,000         5,390,000
a NII Holdings Inc. .........................................................    United States       130,000        10,496,200
                                                                                                               ----------------
                                                                                                                    28,272,200
                                                                                                               ----------------
  TOTAL COMMON STOCKS (COST $283,966,643) ...................................                                      584,307,102
                                                                                                               ----------------


                                         Quarterly Statements of Investments | 5

Franklin Custodian Funds, Inc.

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                                            COUNTRY         SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $5,254,166) 0.9%
  MONEY MARKET FUND 0.9%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ......    United States     5,254,166   $     5,254,166
                                                                                                               ----------------
  TOTAL INVESTMENTS (COST $289,220,809) 99.9% ...............................                                      589,561,268
  OTHER ASSETS, LESS LIABILITIES 0.1% .......................................                                          529,285
                                                                                                               ----------------
  NET ASSETS 100.0% .........................................................                                  $   590,090,553
                                                                                                               ================

See Selected Portfolio Abbreviations on page 26.

a Non-income producing for the twelve months ended June 30, 2007.

b Security purchased on a when-issued or delayed delivery basis.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                              COUNTRY     SHARES/WARRANTS        VALUE
---------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS 99.8%
  COMMERCIAL SERVICES 2.5%
  Dun & Bradstreet Corp. ...................................................    United States        122,000      $   12,563,560
  Equifax Inc. .............................................................    United States        400,000          17,768,000
  Moody's Corp. ............................................................    United States        538,000          33,463,600
  Robert Half International Inc. ...........................................    United States        300,000          10,950,000
                                                                                                                  ---------------
                                                                                                                      74,745,160
                                                                                                                  ---------------
  COMMUNICATIONS 0.3%
a American Tower Corp., A ..................................................    United States        115,000           4,830,000
  AT&T Inc. ................................................................    United States         80,000           3,320,000
                                                                                                                  ---------------
                                                                                                                       8,150,000
                                                                                                                  ---------------
  CONSUMER DURABLES 2.0%
  D.R. Horton Inc. .........................................................    United States        170,000           3,388,100
  Ford Motor Co. ...........................................................    United States      1,100,000          10,362,000
  General Motors Corp. .....................................................    United States        400,000          15,120,000
  Harley-Davidson Inc. .....................................................    United States        500,000          29,805,000
                                                                                                                  ---------------
                                                                                                                      58,675,100
                                                                                                                  ---------------
  CONSUMER NON-DURABLES 2.7%
  Altria Group Inc. ........................................................    United States         38,000           2,665,320
  The Hershey Co. ..........................................................    United States        566,400          28,671,168
  The Procter & Gamble Co. .................................................    United States         35,000           2,141,650
  VF Corp. .................................................................    United States        500,000          45,790,000
                                                                                                                  ---------------
                                                                                                                      79,268,138
                                                                                                                  ---------------
  CONSUMER SERVICES 4.5%
  Carnival Corp. ...........................................................    United States        565,000          27,555,050
  CBS Corp., A .............................................................    United States        100,000           3,333,000
  CBS Corp., B .............................................................    United States         50,000           1,666,000
  Citadel Broadcasting Co. .................................................    United States         86,779             559,725
  Clear Channel Communications Inc. ........................................    United States        500,000          18,910,000
a Expedia Inc. .............................................................    United States        300,100           8,789,929
  Time Warner Inc. .........................................................    United States      1,350,000          28,404,000
a Viacom Inc., A ...........................................................    United States        100,000           4,160,000
a Viacom Inc., B ...........................................................    United States         50,000           2,081,500
  The Walt Disney Co. ......................................................    United States      1,130,000          38,578,200
                                                                                                                  ---------------
                                                                                                                     134,037,404
                                                                                                                  ---------------
  DISTRIBUTION SERVICES 3.1%
  Cardinal Health Inc. .....................................................    United States        300,000          21,192,000
  Genuine Parts Co. ........................................................    United States        375,400          18,619,840
  W.W. Grainger Inc. .......................................................    United States        550,000          51,177,500
                                                                                                                  ---------------
                                                                                                                      90,989,340
                                                                                                                  ---------------
  ELECTRONIC TECHNOLOGY 23.7%
a Agilent Technologies Inc. ................................................    United States        400,000          15,376,000
a Apple Inc. ...............................................................    United States      1,018,000         124,236,720
  Applied Materials Inc. ...................................................    United States         90,000           1,788,300
  The Boeing Co. ...........................................................    United States      1,045,000         100,487,200
a Cisco Systems Inc. .......................................................    United States      1,545,000          43,028,250
a Dell Inc. ................................................................    United States        500,000          14,275,000


                                         Quarterly Statements of Investments | 7

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                             COUNTRY      SHARES/WARRANTS        VALUE
---------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
a Dionex Corp. .............................................................    United States        250,000      $   17,747,500
a EMC Corp. ................................................................    United States      1,000,000          18,100,000
a Entegris Inc. ............................................................    United States        376,307           4,470,527
  General Dynamics Corp. ...................................................    United States      1,000,000          78,220,000
  Hewlett-Packard Co. ......................................................    United States      1,156,250          51,591,875
  Intel Corp. ..............................................................    United States        970,000          23,047,200
  KLA-Tencor Corp. .........................................................    United States         35,000           1,923,250
  Lockheed Martin Corp. ....................................................    United States        500,000          47,065,000
a Logitech International SA ................................................     Switzerland         150,000           3,958,500
  Northrop Grumman Corp. ...................................................    United States      1,000,000          77,870,000
  QUALCOMM Inc. ............................................................    United States        110,000           4,772,900
  Raytheon Co. .............................................................    United States        600,000          32,334,000
  Rockwell Collins Inc. ....................................................    United States        100,000           7,064,000
a Sun Microsystems Inc. ....................................................    United States      1,600,000           8,416,000
  Texas Instruments Inc. ...................................................    United States        515,000          19,379,450
a Verigy Ltd. ..............................................................      Singapore           48,974           1,401,146
                                                                                                                  ---------------
                                                                                                                     696,552,818
                                                                                                                  ---------------
  ENERGY MINERALS 2.2%
  BP PLC, ADR ..............................................................   United Kingdom        350,200          25,263,428
  ConocoPhillips ...........................................................    United States         35,000           2,747,500
  Devon Energy Corp. .......................................................    United States         50,000           3,914,500
  Exxon Mobil Corp. ........................................................    United States         70,000           5,871,600
  Peabody Energy Corp. .....................................................    United States         95,000           4,596,100
  Royal Dutch Shell PLC, A, ADR ............................................     Netherlands         280,000          22,736,000
                                                                                                                  ---------------
                                                                                                                      65,129,128
                                                                                                                  ---------------
  FINANCE 1.3%
  AFLAC Inc. ...............................................................    United States         85,000           4,369,000
  American International Group Inc. ........................................    United States         35,000           2,451,050
  Bank of America Corp. ....................................................    United States         90,000           4,400,100
  Capital One Financial Corp. ..............................................    United States         30,000           2,353,200
a ChoicePoint Inc. .........................................................    United States        160,000           6,792,000
  Citigroup Inc. ...........................................................    United States         70,000           3,590,300
  Freddie Mac ..............................................................    United States         30,000           1,821,000
  The Goldman Sachs Group Inc. .............................................    United States         15,000           3,251,250
  Merrill Lynch & Co. Inc. .................................................    United States         55,000           4,596,900
  Wells Fargo & Co. ........................................................    United States        120,000           4,220,400
                                                                                                                  ---------------
                                                                                                                      37,845,200
                                                                                                                  ---------------
  HEALTH SERVICES 1.7%
  IMS Health Inc. ..........................................................    United States        500,000          16,065,000
a Medco Health Solutions Inc. ..............................................    United States         48,240           3,762,238
  Quest Diagnostics Inc. ...................................................    United States        500,000          25,825,000
a WellPoint Inc. ...........................................................    United States         50,000           3,991,500
                                                                                                                  ---------------
                                                                                                                      49,643,738
                                                                                                                  ---------------
  HEALTH TECHNOLOGY 18.7%
  Abbott Laboratories ......................................................    United States        400,000          21,420,000
a Advanced Medical Optics Inc. .............................................    United States         88,888           3,100,413


8 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                             COUNTRY      SHARES/WARRANTS        VALUE
---------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  HEALTH TECHNOLOGY (CONTINUED)
  Allergan Inc. ............................................................    United States        800,000      $   46,112,000
a Amgen Inc. ...............................................................    United States        932,000          51,530,280
  Baxter International Inc. ................................................    United States        400,000          22,536,000
a Biogen Idec Inc. .........................................................    United States        400,000          21,400,000
a Celgene Corp. ............................................................    United States         25,000           1,433,250
a Edwards Lifesciences Corp. ...............................................    United States         50,000           2,467,000
  Eli Lilly and Co. ........................................................    United States        400,000          22,352,000
a Genentech Inc. ...........................................................    United States      1,000,000          75,660,000
a Hospira Inc. .............................................................    United States         40,000           1,561,600
  Johnson & Johnson ........................................................    United States      1,081,000          66,611,220
  Medtronic Inc. ...........................................................    United States         60,000           3,111,600
  Merck & Co. Inc. .........................................................    United States        500,000          24,900,000
a Millipore Corp. ..........................................................    United States        400,000          30,036,000
  Pall Corp. ...............................................................    United States        500,000          22,995,000
  Pfizer Inc. ..............................................................    United States      2,170,000          55,486,900
  Roche Holding AG, ADR ....................................................     Switzerland          40,000           3,555,000
  Schering-Plough Corp. ....................................................    United States        120,000           3,652,800
a Waters Corp. .............................................................    United States        500,000          29,680,000
  Wyeth ....................................................................    United States        600,000          34,404,000
a Zimmer Holdings Inc. .....................................................    United States         64,000           5,432,960
                                                                                                                  ---------------
                                                                                                                     549,438,023
                                                                                                                  ---------------
  INDUSTRIAL SERVICES 0.2%
  GlobalSantaFe Corp. ......................................................   Cayman Islands         32,000           2,312,000
  Schlumberger Ltd. ........................................................    United States         40,000           3,397,600
                                                                                                                  ---------------
                                                                                                                       5,709,600
                                                                                                                  ---------------
  PROCESS INDUSTRIES 2.0%
  Air Products and Chemicals Inc. ..........................................    United States        500,000          40,185,000
  Bunge Ltd. ...............................................................    United States         20,000           1,690,000
  Sigma-Aldrich Corp. ......................................................    United States        400,000          17,068,000
                                                                                                                  ---------------
                                                                                                                      58,943,000
                                                                                                                  ---------------
  PRODUCER MANUFACTURING 19.1%
  3M Co. ...................................................................    United States        855,000          74,205,450
  Avery Dennison Corp. .....................................................    United States        462,000          30,713,760
  Emerson Electric Co. .....................................................    United States      1,000,000          46,800,000
  General Electric Co. .....................................................    United States         70,000           2,679,600
  Illinois Tool Works Inc. .................................................    United States      1,000,000          54,190,000
  Ingersoll-Rand Co. Ltd., A ...............................................    United States      1,002,000          54,929,640
  Johnson Controls Inc. ....................................................    United States        400,000          46,308,000
a Mettler-Toledo International Inc. ........................................     Switzerland          50,000           4,775,500
  Molex Inc. ...............................................................    United States        146,483           4,395,955
  Molex Inc., A ............................................................    United States        146,483           3,889,123
  Teleflex Inc. ............................................................    United States        500,000          40,890,000
  Textron Inc. .............................................................    United States        525,000          57,807,750
a Thomas & Betts Corp. .....................................................    United States        500,000          29,000,000
  Tyco International Ltd. ..................................................    United States      1,550,052          52,376,257
  United Technologies Corp. ................................................    United States        850,000          60,290,500
                                                                                                                  ---------------
                                                                                                                     563,251,535
                                                                                                                  ---------------


                                         Quarterly Statements of Investments | 9

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                             COUNTRY      SHARES/WARRANTS        VALUE
---------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  RETAIL TRADE 0.6%
  CVS Caremark Corp. .......................................................    United States        126,293      $    4,603,380
a IAC/InterActiveCorp ......................................................    United States        300,100          10,386,461
  Wal-Mart Stores Inc. .....................................................    United States         70,000           3,367,700
                                                                                                                  ---------------
                                                                                                                      18,357,541
                                                                                                                  ---------------
  TECHNOLOGY SERVICES 8.9%
  Automatic Data Processing Inc. ...........................................    United States        800,000          38,776,000
  Broadridge Financial Solutions LLC .......................................    United States        200,000           3,824,000
a Computer Sciences Corp. ..................................................    United States      1,000,000          59,150,000
a Google Inc., A ...........................................................    United States         18,000           9,420,840
  International Business Machines Corp. ....................................    United States        580,000          61,045,000
  Microsoft Corp. ..........................................................    United States      1,175,000          34,627,250
a Oracle Corp. .............................................................    United States        500,000           9,855,000
  Paychex Inc. .............................................................    United States         50,000           1,956,000
a Yahoo! Inc. ..............................................................    United States      1,600,000          43,408,000
                                                                                                                  ---------------
                                                                                                                     262,062,090
                                                                                                                  ---------------
  TRANSPORTATION 6.0%
  Air France-KLM, ADR ......................................................       France            550,000          25,569,500
a Air France-KLM, ADR, wts., 11/05/07 ......................................       France            500,000           6,705,000
a Alaska Air Group Inc. ....................................................    United States        500,000          13,930,000
a AMR Corp. ................................................................    United States      1,080,000          28,458,000
a British Airways PLC, ADR .................................................   United Kingdom        500,000          41,900,000
a Continental Airlines Inc., B .............................................    United States        500,000          16,935,000
  Expeditors International of Washington Inc. ..............................    United States         80,000           3,304,000
  FedEx Corp. ..............................................................    United States         40,000           4,438,800
  Southwest Airlines Co. ...................................................    United States         65,200             972,132
  Union Pacific Corp. ......................................................    United States        300,000          34,545,000
                                                                                                                  ---------------
                                                                                                                     176,757,432
                                                                                                                  ---------------
  UTILITIES 0.3%
  Exelon Corp. .............................................................    United States         50,000           3,630,000
  Public Service Enterprise Group Inc. .....................................    United States         50,000           4,389,000
                                                                                                                  ---------------
                                                                                                                       8,019,000
                                                                                                                  ---------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $1,041,004,630) ...................                                       2,937,574,247
                                                                                                                  ---------------
  SHORT TERM INVESTMENT (COST $8,528,214) 0.3%
  MONEY MARKET FUND 0.3%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% .....    United States      8,528,214           8,528,214
                                                                                                                  ---------------
  TOTAL INVESTMENTS (COST $1,049,532,844) 100.1% ...........................                                       2,946,102,461
  OTHER ASSETS, LESS LIABILITIES (0.1)% ....................................                                          (2,397,586)
                                                                                                                  ---------------
  NET ASSETS 100.0% ........................................................                                      $2,943,704,875
                                                                                                                  ===============

See Selected Portfolio Abbreviations on page 26.

a Non-income producing for the twelve months ended June 30, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                       COUNTRY             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 93.5%
    COMMON STOCKS 39.0%
    COMMERCIAL BANKS 1.1%
    HSBC Holdings PLC ...................................................   United Kingdom       35,000,000       $     643,174,061
                                                                                                                  ------------------
    COMMUNICATIONS 3.1%
    AT&T Inc. ...........................................................    United States       35,250,000           1,462,875,000
    Verizon Communications Inc. .........................................    United States       11,000,000             452,870,000
                                                                                                                  ------------------
                                                                                                                      1,915,745,000
                                                                                                                  ------------------
    CONSUMER DURABLES 0.1%
    M.D.C. Holdings Inc. ................................................    United States        1,500,100              72,544,836
                                                                                                                  ------------------
    ELECTRIC UTILITIES 15.8%
    Alliant Energy Corp. ................................................    United States        2,750,000             106,837,500
  a Ameren Corp. ........................................................    United States       12,500,000             612,625,000
    American Electric Power Co. Inc. ....................................    United States        8,633,800             388,866,352
    CenterPoint Energy Inc. .............................................    United States        6,000,000             104,400,000
    Consolidated Edison Inc. ............................................    United States        9,000,000             406,080,000
    Dominion Resources Inc. .............................................    United States       10,000,000             863,100,000
    DTE Energy Co. ......................................................    United States        5,270,400             254,138,688
    Duke Energy Corp. ...................................................    United States       23,000,000             420,900,000
    Edison International ................................................    United States        3,073,500             172,484,820
    Energy East Corp. ...................................................    United States        4,530,000             118,187,700
    FirstEnergy Corp. ...................................................    United States       13,000,000             841,490,000
    FPL Group Inc. ......................................................    United States        6,500,000             368,810,000
    Hawaiian Electric Industries Inc. ...................................    United States        1,720,000              40,746,800
    PG&E Corp. ..........................................................    United States       12,000,000             543,600,000
  a Pinnacle West Capital Corp. .........................................    United States        5,500,000             219,175,000
    Portland General Electric Co. .......................................    United States        3,100,000              85,064,000
    PPL Corp. ...........................................................    United States        2,000,000              93,580,000
    Progress Energy Inc. ................................................    United States        9,000,000             410,310,000
  a Public Service Enterprise Group Inc. ................................    United States       15,000,000           1,316,700,000
  a Puget Energy Inc. ...................................................    United States        7,500,000             181,350,000
    The Southern Co. ....................................................    United States       21,854,600             749,394,234
    TECO Energy Inc. ....................................................    United States        9,500,000             163,210,000
    TXU Corp. ...........................................................    United States       17,500,000           1,177,750,000
                                                                                                                  ------------------
                                                                                                                      9,638,800,094
                                                                                                                  ------------------
    ELECTRONIC TECHNOLOGY 0.8%
    Intel Corp. .........................................................    United States       20,000,000             475,200,000
                                                                                                                  ------------------
    ENERGY MINERALS 4.3%
    BP PLC, ADR .........................................................   United Kingdom        6,000,000             432,840,000
  a Canadian Oil Sands Trust ............................................       Canada           25,770,600             797,148,619
    Chevron Corp. .......................................................    United States        7,500,000             631,800,000
    ConocoPhillips ......................................................    United States        5,750,000             451,375,000
    Royal Dutch Shell PLC, A, ADR .......................................     Netherlands         4,000,000             324,800,000
                                                                                                                  ------------------
                                                                                                                      2,637,963,619
                                                                                                                  ------------------
    FINANCE 4.7%
    Bank of America Corp. ...............................................    United States       15,000,000             733,350,000
    Citigroup Inc. ......................................................    United States        3,000,000             153,870,000


                                        Quarterly Statements of Investments | 11

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                       COUNTRY             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    FINANCE (CONTINUED)
    Fifth Third Bancorp .................................................    United States        7,750,000       $     308,217,500
    Freddie Mac .........................................................    United States          391,972              23,792,700
    JPMorgan Chase & Co. ................................................    United States        8,000,000             387,600,000
    Wachovia Corp. ......................................................    United States        3,750,000             192,187,500
    Washington Mutual Inc. ..............................................    United States       25,000,000           1,066,000,000
                                                                                                                  ------------------
                                                                                                                      2,865,017,700
                                                                                                                  ------------------
    GAS DISTRIBUTORS 1.1%
    AGL Resources Inc. ..................................................    United States          500,000              20,240,000
    Atmos Energy Corp. ..................................................    United States        4,000,000             120,240,000
    NiSource Inc. .......................................................    United States        4,500,000              93,195,000
    Sempra Energy .......................................................    United States        2,000,000             118,460,000
    Spectra Energy Corp. ................................................    United States       12,000,000             311,520,000
                                                                                                                  ------------------
                                                                                                                        663,655,000
                                                                                                                  ------------------
    HEALTH TECHNOLOGY 5.2%
    Bristol-Myers Squibb Co. ............................................    United States       14,000,000             441,840,000
    Johnson & Johnson ...................................................    United States        7,500,000             462,150,000
    Merck & Co. Inc. ....................................................    United States       20,000,000             996,000,000
    Pfizer Inc. .........................................................    United States       50,000,000           1,278,500,000
                                                                                                                  ------------------
                                                                                                                      3,178,490,000
                                                                                                                  ------------------
    NON-ENERGY MINERALS 0.4%
    AngloGold Ashanti Ltd., ADR .........................................    South Africa         2,250,000              85,095,000
    Barrick Gold Corp. ..................................................       Canada            5,550,000             161,338,500
                                                                                                                  ------------------
                                                                                                                        246,433,500
                                                                                                                  ------------------
    PROCESS INDUSTRIES 0.9%
    The Dow Chemical Co. ................................................    United States        7,122,400             314,952,528
    Lyondell Chemical Co. ...............................................    United States        6,000,000             222,720,000
                                                                                                                  ------------------
                                                                                                                        537,672,528
                                                                                                                  ------------------
    PRODUCER MANUFACTURING 1.5%
    3M Co. ..............................................................    United States        7,000,000             607,530,000
    General Electric Co. ................................................    United States        8,002,400             306,331,872
                                                                                                                  ------------------
                                                                                                                        913,861,872
                                                                                                                  ------------------
    TOTAL COMMON STOCKS (COST $18,089,515,479) ..........................                                            23,788,558,210
                                                                                                                  ------------------
    CONVERTIBLE PREFERRED STOCKS 8.6%
    CONSUMER DURABLES 0.5%
    Citigroup Funding Inc. into D.R. Horton Inc., 9.63%, cvt. pfd. ......    United States        5,000,000             104,821,000
    Lehman Brothers Holdings Inc. into KB Home, 12.00%,
      cvt. pfd. .........................................................    United States        2,320,000              92,707,200
  b Merrill Lynch & Co. Inc. into KB Home, 9.00%, cvt. pfd., 144A .......    United States        1,800,000              74,097,000
                                                                                                                  ------------------
                                                                                                                        271,625,200
                                                                                                                  ------------------


12 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                       COUNTRY             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE PREFERRED STOCKS (CONTINUED)
    CONSUMER SERVICES 0.2%
b,c Morgan Stanley into Starbucks Corp., 7.00%, cvt. pfd., 144A .........    United States        4,780,000       $     129,944,300
                                                                                                                  ------------------
    ELECTRIC UTILITIES 0.1%
    CMS Energy Trust I, 7.75%, cvt. pfd. ................................    United States        1,508,000              75,681,694
                                                                                                                  ------------------
    ELECTRONIC TECHNOLOGY 1.2%
    Citigroup Funding into Texas Instrument Inc., 7.50%, cvt. pfd. ......    United States        5,000,000             165,209,500
b,c The Goldman Sachs Group Inc. into KLA-Tencor Corp., 7.75%,
      cvt. pfd., 144A ...................................................    United States        1,970,000             109,961,462
    Lehman Brothers Holdings Inc. into Cisco Systems Inc., 8.50%,
      cvt. pfd. .........................................................    United States       10,000,000             200,400,000
  b Morgan Stanley into Intel Corp., 7.30%, cvt. pfd., 144A .............    United States       10,250,000             231,701,250
                                                                                                                  ------------------
                                                                                                                        707,272,212
                                                                                                                  ------------------
    ENERGY MINERALS 1.8%
    Chesapeake Energy Corp., 6.25%, cvt. pfd. ...........................    United States          700,000             199,166,800
  b Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A .....................    United States          900,000             101,162,700
  b Goldman Sachs Group Inc. into Peabody Energy Corp., 10.00%,
      cvt. pfd., 144A ...................................................    United States        5,000,000             219,399,996
b,c Morgan Stanley into ConocoPhillips, 7.00%, cvt. pfd., 144A ..........    United States        6,000,000             464,910,000
  b Morgan Stanley into Devon Energy Corp., 8.00%, cvt. pfd.,
      144A ..............................................................    United States        1,700,000             120,538,500
                                                                                                                  ------------------
                                                                                                                      1,105,177,996
                                                                                                                  ------------------
    FINANCE 0.2%
    E*TRADE Financial Corp., 6.125%, cvt. pfd. ..........................    United States        2,500,000              69,800,000
    MetLife Inc., 6.375%, cvt. pfd. .....................................    United States        1,750,000              57,093,750
                                                                                                                  ------------------
                                                                                                                        126,893,750
                                                                                                                  ------------------
    HEALTH TECHNOLOGY 1.3%
  c Citigroup Funding Inc. into Boston Scientific Corp., 8.80%,
      cvt. pfd. .........................................................    United States        3,800,000              59,717,000
b,c Merrill Lynch & Co. Inc. into Amgen Inc., 7.00%, cvt. pfd., 144A ....    United States        3,521,000             190,574,125
    Schering-Plough Corp., 6.00%, cvt. pfd. .............................    United States        7,450,000             512,560,000
                                                                                                                  ------------------
                                                                                                                        762,851,125
                                                                                                                  ------------------
    INDUSTRIAL SERVICES 1.6%
    El Paso Corp., 4.99%, cvt. pfd. .....................................    United States          125,000             182,656,250
    Lehman Brothers Holdings Inc. into Baker Hughes Inc., 8.00%,
      cvt. pfd. .........................................................    United States        2,290,000             166,574,600
  c Lehman Brothers Holdings Inc. into El Paso Corp., 7.25%,
      cvt. pfd. .........................................................    United States        5,927,000              97,439,880
  b Morgan Stanley into GlobalSantaFe Corp., 9.00%, cvt. pfd., 144A .....    United States        3,700,000             238,261,500
  b Morgan Stanley into Haliburton Co., 8.00%, cvt. pfd., 144A ..........    United States        9,000,000             298,485,000
                                                                                                                  ------------------
                                                                                                                        983,417,230
                                                                                                                  ------------------


                                        Quarterly Statements of Investments | 13

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                       COUNTRY             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE PREFERRED STOCKS (CONTINUED)
    NON-ENERGY MINERALS 1.3%
  b Deutsche Bank AG into Freeport-McMoRan Copper & Gold Inc.,
      10.00%, cvt. pfd., 144A ..........................................   United Kingdom         3,600,000       $     264,960,000
  c Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. ..............    United States         1,313,100             168,733,350
    Lehman Brothers Holdings Inc. into Alcoa Inc., 7.00%,
      cvt. pfd. ........................................................    United States         4,200,000             155,988,000
  b Morgan Stanley into Newmont Mining Corp., 8.50%, cvt.
      pfd., 144A .......................................................    United States         4,800,000             192,744,000
                                                                                                                  ------------------
                                                                                                                        782,425,350
                                                                                                                  ------------------
    REAL ESTATE INVESTMENT TRUSTS 0.2%
    Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A .....................    United States         3,000,000              76,200,000
    Lexington Realty Trust, 6.50%, cvt. pfd. ...........................    United States         1,200,000              56,850,000
                                                                                                                  ------------------
                                                                                                                        133,050,000
                                                                                                                  ------------------
    RETAIL TRADE 0.2%
  b Wachovia Bank into The Home Depot Inc., 7.25%, cvt. pfd., 144A .....    United States         3,800,000             144,926,680
                                                                                                                  ------------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,728,501,614) ...........                                              5,223,265,537
                                                                                                                  ------------------

                                                                                             ------------------
                                                                                             PRINCIPAL AMOUNT d
                                                                                             ------------------
  e SENIOR FLOATING RATE INTERESTS 0.6%
    HEALTH SERVICES 0.3%
  f Community Health Systems Inc., Senior Unsecured Bridge Loan,
      11.25%, 4/10/08 ..................................................    United States       155,000,000             154,948,850
                                                                                                                  ------------------
    PROCESS INDUSTRIES 0.2%
    Berry Plastics Holding Corp., Senior Unsecured Term Loan,
      11.61%, 6/15/14 ..................................................    United States       115,000,000             112,067,500
                                                                                                                  ------------------
    PRODUCER MANUFACTURING 0.1%
    Rexnord Holdings Inc., PIK Interest Facility, 12.36%, 2/20/13 ......    United States        77,341,000              76,071,060
                                                                                                                  ------------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $342,748,367) ...........                                                343,087,410
                                                                                                                  ------------------
    CORPORATE BONDS 39.5%
    ALTERNATIVE POWER GENERATION 1.8%
g,h Calpine Corp.,
       senior note, 8.625%, 8/15/10 ....................................    United States        65,000,000              82,225,000
     b senior secured note, 144A, 8.50%, 7/15/10 .......................    United States       125,000,000             133,750,000
    Dynegy Holdings Inc., senior note,
       8.375%, 5/01/16 .................................................    United States       210,000,000             206,325,000
     b 144A, 7.75%, 6/01/19 ............................................    United States       100,000,000              93,500,000
    Dynegy Inc., senior note,
       6.875%, 4/01/11 .................................................    United States       310,000,000             306,125,000
       8.75%, 2/15/12 ..................................................    United States       260,000,000             269,100,000
                                                                                                                  ------------------
                                                                                                                      1,091,025,000
                                                                                                                  ------------------


14 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                       COUNTRY       PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    COMMERCIAL SERVICES 1.2%
    Dex Media Inc.,
       senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
         11/15/13 ......................................................    United States        60,000,000       $      56,775,000
       zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ...............    United States       210,000,000             198,712,500
    JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
      5/15/13 ..........................................................    United States       158,000,000             164,320,000
    JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .........    United States       125,000,000             131,093,750
    R.H. Donnelley Corp.,
       6.875%, 1/15/13 .................................................    United States        26,300,000              25,050,750
       senior discount note, 6.875%, 1/15/13 ...........................    United States        94,400,000              89,916,000
       senior note, 8.875%, 1/15/16 ....................................    United States        55,000,000              57,475,000
                                                                                                                  ------------------
                                                                                                                        723,343,000
                                                                                                                  ------------------
    COMMUNICATIONS 1.6%
b,i Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 .............       Jamaica          140,000,000             137,550,000
    Qwest Capital Funding Inc.,
       7.00%, 8/03/09 ..................................................    United States       300,000,000             301,500,000
       7.25%, 2/15/11 ..................................................    United States       365,000,000             365,000,000
    Qwest Communications International Inc., senior note,
       7.50%, 2/15/14 ..................................................    United States        40,000,000              40,700,000
       B, 7.50%, 2/15/14 ...............................................    United States       140,000,000             142,450,000
                                                                                                                  ------------------
                                                                                                                        987,200,000
                                                                                                                  ------------------
    CONSUMER DURABLES 5.5%
    Beazer Homes USA Inc.,
       8.625%, 5/15/11 .................................................    United States        10,000,000               9,650,000
       senior note, 6.875%, 7/15/15 ....................................    United States        59,000,000              51,035,000
       senior note, 8.125%, 6/15/16 ....................................    United States        91,000,000              89,635,000
    D.R. Horton Inc.,
       5.625%, 1/15/16 .................................................    United States        35,000,000              31,790,640
       senior note, 6.50%, 4/15/16 .....................................    United States        50,000,000              47,916,600
    Ford Motor Co., 7.45%, 7/16/31 .....................................    United States       600,000,000             482,250,000
    Ford Motor Credit Co. LLC,
       7.375%, 10/28/09 ................................................    United States       550,000,000             546,246,250
       7.875%, 6/15/10 .................................................    United States       400,000,000             400,181,600
       7.375%, 2/01/11 .................................................    United States       450,000,000             439,967,700
       7.00%, 10/01/13 .................................................    United States       100,000,000              92,763,300
       senior note, 9.75%, 9/15/10 .....................................    United States       105,000,000             109,714,080
       senior note, 9.875%, 8/10/11 ....................................    United States        75,000,000              78,788,400
       senior note, 7.25%, 10/25/11 ....................................    United States       120,000,000             115,596,240
    General Motors Corp., senior deb., 8.375%, 7/15/33 .................    United States       510,000,000             467,925,000
    K Hovnanian Enterprises Inc.,
       6.25%, 1/15/16 ..................................................    United States        10,000,000               8,550,000
       senior note, 7.50%, 5/15/16 .....................................    United States        60,000,000              54,900,000


                                        Quarterly Statements of Investments | 15

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                       COUNTRY       PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER DURABLES (CONTINUED)
    KB Home,
       senior note, 6.375%, 8/15/11 ....................................    United States        40,000,000       $      38,200,000
       senior note, 5.75%, 2/01/14 .....................................    United States        75,000,000              66,375,000
     i senior note, 6.25%, 6/15/15 .....................................    United States       100,000,000              88,500,000
       senior note, 7.25%, 6/15/18 .....................................    United States        70,500,000              65,212,500
    Visant Holding Corp., senior note, 8.75%, 12/01/13 .................    United States        50,000,000              52,250,000
                                                                                                                  ------------------
                                                                                                                      3,337,447,310
                                                                                                                  ------------------
    CONSUMER NON-DURABLES 0.1%
    Reynolds American Inc., senior secured note, 7.25%, 6/01/13 ........    United States        90,000,000              93,869,550
                                                                                                                  ------------------
    CONSUMER SERVICES 6.4%
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ..........    United States       450,000,000             446,625,000
    CCH I Holdings LLC, senior note,
       13.50%, 1/15/14 .................................................    United States       335,000,000             345,468,750
       9.92%, 4/01/14 ..................................................    United States       117,380,000             109,163,400
       11.75%, 5/15/14 .................................................    United States       270,000,000             266,625,000
    CCH I LLC, senior secured note, 11.00%, 10/01/15 ...................    United States       725,000,000             760,343,750
    CCH II LLC, senior note, 10.25%, 9/15/10 ...........................    United States        80,000,000              84,000,000
    Clear Channel Communications Inc.,
       5.50%, 9/15/14 ..................................................    United States       100,000,000              85,578,200
       senior note, 5.75%, 1/15/13 .....................................    United States        75,000,000              67,607,250
    CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 .................    United States       200,000,000             199,500,000
    DIRECTV Holdings LLC, senior note, 6.375%, 6/15/15 .................    United States        25,300,000              23,845,250
    EchoStar DBS Corp., senior note, 7.125%, 2/01/16 ...................    United States       360,000,000             353,700,000
    Hertz Corp., senior note, 8.875%, 1/01/14 ..........................    United States        94,250,000              98,726,875
    Liberty Media Corp., senior note, 5.70%, 5/15/13 ...................    United States       148,000,000             139,847,420
    MGM MIRAGE, senior note,
       6.75%, 4/01/13 ..................................................    United States        70,000,000              66,850,000
       6.625%, 7/15/15 .................................................    United States       110,000,000             100,512,500
       7.625%, 1/15/17 .................................................    United States       250,000,000             239,062,500
  b Univision Communications Inc., senior note, 144A, PIK, 9.75%,
      3/15/15 ..........................................................    United States       300,000,000             297,750,000
    Viacom Inc., senior note, 6.25%, 4/30/16 ...........................    United States       100,000,000              98,659,200
    XM Satellite Radio Inc., senior note, 9.75%, 5/01/14 ...............    United States       127,000,000             125,095,000
                                                                                                                  ------------------
                                                                                                                      3,908,960,095
                                                                                                                  ------------------
    ELECTRIC UTILITIES 2.0%
  e Aquila Inc., senior note, FRN, 14.875%, 7/01/12 ....................    United States        95,400,000             122,112,000
    NRG Energy Inc., senior note,
       7.25%, 2/01/14 ..................................................    United States        60,000,000              60,300,000
       7.375%, 2/01/16 .................................................    United States        80,000,000              80,400,000
    Reliant Energy Inc., senior note,
       7.625%, 6/15/14 .................................................    United States       165,000,000             161,700,000
       7.875%, 6/15/17 .................................................    United States       153,100,000             149,655,250
    TXU Corp., senior note,
       P, 5.55%, 11/15/14 ..............................................    United States       350,000,000             298,874,450
       Q, 6.50%, 11/15/24 ..............................................    United States       310,000,000             257,875,670
       R, 6.55%, 11/15/34 ..............................................    United States       100,000,000              81,381,900
                                                                                                                  ------------------
                                                                                                                      1,212,299,270
                                                                                                                  ------------------


16| Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                       COUNTRY       PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    ELECTRONIC TECHNOLOGY 2.1%
    DRS Technologies Inc., senior note, 6.625%, 2/01/16 ................    United States        55,000,000       $      53,350,000
    Flextronics International Ltd., senior sub. note, 6.25%,
      11/15/14 .........................................................      Singapore         110,000,000             100,650,000
  b Freescale Semiconductor Inc.,
       senior note, 144A, 8.875%, 12/15/14 .............................    United States       230,000,000             220,800,000
     i senior sub. note, 144A, 10.125%, 12/15/16 .......................    United States       265,000,000             250,425,000
    L-3 Communications Corp., senior sub. note,
       5.875%, 1/15/15 .................................................    United States        42,500,000              39,631,250
       6.375%, 10/15/15 ................................................    United States        85,000,000              80,750,000
    Lucent Technologies Inc., 6.45%, 3/15/29 ...........................    United States       180,000,000             157,500,000
    NXP BV/NXP Funding LLC, senior note, 9.50%, 10/15/15 ...............     Netherlands         50,000,000              49,500,000
    Sanmina-SCI Corp., senior sub. note,
       6.75%, 3/01/13 ..................................................    United States       150,000,000             137,250,000
     i 8.125%, 3/01/16 .................................................    United States       100,000,000              93,500,000
    Seagate Technology HDD Holdings, senior note,
       6.375%, 10/01/11 ................................................    United States        45,000,000              44,100,000
       6.80%, 10/01/16 .................................................    United States        40,000,000              38,600,000
                                                                                                                  ------------------
                                                                                                                      1,266,056,250
                                                                                                                  ------------------
    ENERGY MINERALS 2.5%
    Callon Petroleum Co., senior note, 9.75%, 12/08/10 .................    United States       110,000,000             109,450,000
    Chesapeake Energy Corp., senior note,
       7.625%, 7/15/13 .................................................    United States        75,000,000              77,250,000
       6.50%, 8/15/17 ..................................................    United States       138,000,000             131,445,000
       6.25%, 1/15/18 ..................................................    United States       150,000,000             140,812,500
       6.875%, 11/15/20 ................................................    United States       145,000,000             139,562,500
    Mariner Energy Inc., senior note,
       7.50%, 4/15/13 ..................................................    United States        45,000,000              44,325,000
       8.00%, 5/15/17 ..................................................    United States        25,000,000              24,937,500
    Massey Energy Co., senior note, 6.875%, 12/15/13 ...................    United States        59,650,000              54,952,563
    Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 ........    United States       110,000,000             106,425,000
b,f OPTI Canada Inc., senior note, 144A, 7.875%, 12/15/14 ..............        Canada          220,000,000             221,100,000
    Peabody Energy Corp., senior note, 7.375%, 11/01/16 ................    United States        57,225,000              58,655,625
    Pioneer Natural Resources Co.,
       6.65%, 3/15/17 ..................................................    United States        38,000,000              36,149,476
       6.875%, 5/01/18 .................................................    United States       110,000,000             104,837,590
    Plains Exploration & Production Co., senior note, 7.75%,
      6/15/15 ..........................................................    United States        75,000,000              74,812,500
    Pogo Producing Co., senior sub. note, 7.875%, 5/01/13 ..............    United States        78,175,000              80,129,375
  b W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14 ...............    United States       100,000,000              99,250,000
                                                                                                                  ------------------
                                                                                                                      1,504,094,629
                                                                                                                  ------------------
    FINANCE 4.0%
    E*TRADE Financial Corp., senior note,
       7.375%, 9/15/13 .................................................    United States       230,000,000             234,600,000
       7.875%, 12/01/15 ................................................    United States        25,000,000              26,156,250
    GMAC LLC,
       5.625%, 5/15/09 .................................................    United States       135,000,000             132,051,195
       7.75%, 1/19/10 ..................................................    United States       420,000,000             425,421,360


                                        Quarterly Statements of Investments | 17

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                       COUNTRY       PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    FINANCE (CONTINUED)
    GMAC LLC, (continued)
       6.875%, 9/15/11 .................................................    United States       800,000,000       $     787,628,800
       6.875%, 8/28/12 .................................................    United States       300,400,000             293,900,245
       6.75%, 12/01/14 .................................................    United States       125,000,000             119,877,625
    Residential Capital LLC, senior note, 6.375%, 6/30/10 ..............    United States       320,000,000             316,080,640
    United Rentals Inc., senior note, 6.50%, 2/15/12 ...................    United States        35,000,000              34,562,500
    United Rentals North America Inc., senior sub. note,
       7.75%, 11/15/13 .................................................    United States        40,000,000              40,250,000
       7.00%, 2/15/14 ..................................................    United States        45,000,000              44,100,000
                                                                                                                  ------------------
                                                                                                                      2,454,628,615
                                                                                                                  ------------------
    HEALTH SERVICES 4.0%
b,f Community Health Systems Inc., senior note, 144A, 8.875%,
      7/15/15 ..........................................................    United States       340,000,000             341,700,000
    DaVita Inc.,
       senior note, 6.625%, 3/15/13 ....................................    United States        50,000,000              49,062,500
     b senior note, 144A, 6.625%, 3/15/13 ..............................    United States       200,000,000             196,250,000
       senior sub. note, 7.25%, 3/15/15 ................................    United States        85,000,000              84,362,500
    HCA Inc.,
       6.375%, 1/15/15 .................................................    United States       125,000,000             106,562,500
       senior note, 6.95%, 5/01/12 .....................................    United States        50,000,000              48,250,000
       senior note, 6.50%, 2/15/16 .....................................    United States       150,000,000             127,687,500
     b senior secured note, 144A, 9.25%, 11/15/16 ......................    United States       107,000,000             114,222,500
    Tenet Healthcare Corp., senior note,
       6.375%, 12/01/11 ................................................    United States       520,000,000             477,750,000
       6.50%, 6/01/12 ..................................................    United States       260,000,000             234,000,000
       7.375%, 2/01/13 .................................................    United States       360,000,000             327,150,000
     e FRN, 9.25%, 2/01/15 .............................................    United States       250,000,000             238,750,000
b,e U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%,
      3/15/12 ..........................................................    United States        70,000,000              69,125,000
    Vanguard Health Holding Co. I LLC, senior disc. note, zero cpn. to
      10/01/09, 11.25% thereafter, 10/01/15 ............................    United States        23,900,000              19,598,000
                                                                                                                  ------------------
                                                                                                                      2,434,470,500
                                                                                                                  ------------------
    INDUSTRIAL SERVICES 3.7%
    Allied Waste North America Inc.,
       senior note, 7.25%, 3/15/15 .....................................    United States       130,000,000             129,350,000
     i senior note, B, 7.375%, 4/15/14 .................................    United States       190,000,000             188,575,000
       senior note, B, 7.125%, 5/15/16 .................................    United States       170,000,000             167,025,000
       senior secured note, 6.50%, 11/15/10 ............................    United States       120,000,000             118,200,000
       senior secured note, 6.375%, 4/15/11 ............................    United States        44,000,000              43,010,000
       senior secured note, 6.125%, 2/15/14 ............................    United States       207,000,000             195,615,000
       senior secured note, 6.875%, 6/01/17 ............................    United States       190,000,000             184,775,000
    Browning-Ferris Industries Inc., 7.40%, 9/15/35 ....................    United States        72,500,000              68,512,500
    El Paso Corp., senior note,
       6.75%, 5/15/09 ..................................................    United States       245,000,000             248,363,360
       MTN, 7.75%, 1/15/32 .............................................    United States       280,000,000             283,446,800


18 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                       COUNTRY       PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    INDUSTRIAL SERVICES (CONTINUED)
  b Sabine Pass LNG LP, senior note, 144A,
       7.25%, 11/30/13 .................................................    United States        92,000,000       $      91,540,000
       7.50%, 11/30/16 .................................................    United States       390,000,000             389,025,000
    Sesi LLC, senior note, 6.875%, 6/01/14 .............................    United States       110,000,000             107,525,000
    Sonat Inc., senior note, 7.625%, 7/15/11 ...........................    United States        35,000,000              36,532,230
                                                                                                                  ------------------
                                                                                                                      2,251,494,890
                                                                                                                  ------------------
    NON-ENERGY MINERALS 0.8%
    Freeport-McMoRan Copper & Gold Inc., senior note,
       8.25%, 4/01/15 ..................................................    United States        86,600,000              91,579,500
       8.375%, 4/01/17 .................................................    United States       214,275,000             229,274,250
    Novelis Inc., senior note, 7.25%, 2/15/15 ..........................       Canada           190,000,000             195,937,500
                                                                                                                  ------------------
                                                                                                                        516,791,250
                                                                                                                  ------------------
    PROCESS INDUSTRIES 1.6%
    Abitibi-Consolidated Co. of Canada, senior note, 8.375%,
      4/01/15 ..........................................................       Canada           100,600,000              88,528,000
    Chemtura Corp., senior note, 6.875%, 6/01/16 .......................    United States        24,000,000              22,800,000
  b Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%,
      2/15/16 ..........................................................   United Kingdom        70,000,000 EUR          89,053,715
    Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 ..............    United States       200,000,000             199,500,000
    Lyondell Chemical Co., senior note,
       8.00%, 9/15/14 ..................................................    United States        70,000,000              72,275,000
       8.25%, 9/15/16 ..................................................    United States        33,100,000              34,755,000
    Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
      9.00% thereafter, 2/01/14 ........................................    United States       380,000,000             347,700,000
    Owens-Brockway Glass Container Inc., senior note, 6.75%,
      12/01/14 .........................................................    United States        50,000,000              49,000,000
    Stone Container Corp., senior note, 8.00%, 3/15/17 .................    United States        68,000,000              66,300,000
                                                                                                                  ------------------
                                                                                                                        969,911,715
                                                                                                                  ------------------
    PRODUCER MANUFACTURING 0.8%
    Case New Holland Inc., senior note,
       6.00%, 6/01/09 ..................................................    United States       225,000,000             225,000,000
       7.125%, 3/01/14 .................................................    United States        81,900,000              83,333,250
    RBS Global & Rexnord Corp.,
       senior note, 9.50%, 8/01/14 .....................................    United States        40,000,000              41,200,000
       senior sub. note, 11.75%, 8/01/16 ...............................    United States        50,000,000              54,000,000
  b TRW Automotive Inc., senior note, 144A,
       7.00%, 3/15/14 ..................................................    United States        22,700,000              21,735,250
       7.25%, 3/15/17 ..................................................    United States        48,500,000              46,438,750
                                                                                                                  ------------------
                                                                                                                        471,707,250
                                                                                                                  ------------------
    REAL ESTATE INVESTMENT TRUSTS 0.8%
    Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 ............    United States        87,600,000              87,052,500
    Host Marriott LP, senior note,
       K, 7.125%, 11/01/13 .............................................    United States        50,000,000              50,187,500
       O, 6.375%, 3/15/15 ..............................................    United States       215,000,000             207,475,000
       Q, 6.75%, 6/01/16 ...............................................    United States       160,000,000             157,600,000
                                                                                                                  ------------------
                                                                                                                        502,315,000
                                                                                                                  ------------------


                                        Quarterly Statements of Investments | 19

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                       COUNTRY       PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    RETAIL TRADE 0.3%
b,f Dollar General Corp., senior note, 144A, 10.625%, 7/15/15 ..........    United States       215,000,000       $     208,550,000
                                                                                                                  ------------------
    TECHNOLOGY SERVICES 0.3%
    SunGard Data Systems Inc.,
       senior note, 9.125%, 8/15/13 ....................................    United States        59,300,000              61,004,875
       senior sub. note, 10.25%, 8/15/15 ...............................    United States       100,000,000             106,250,000
                                                                                                                  ------------------
                                                                                                                        167,254,875
                                                                                                                  ------------------
    TOTAL CORPORATE BONDS (COST $23,658,991,568) .......................                                             24,101,419,199
                                                                                                                  ------------------
    CONVERTIBLE BONDS 1.7%
    ALTERNATIVE POWER GENERATION 0.7%
g,h Calpine Corp., cvt., sub. note, 7.75%, 6/01/15 .....................    United States       320,000,000             432,000,000
                                                                                                                  ------------------
    ELECTRONIC TECHNOLOGY 0.8%
    Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ...........       Canada           512,500,000             507,412,412
                                                                                                                  ------------------
    INDUSTRIAL SERVICES 0.2%
    Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08 ..........    United States       103,000,000             101,455,000
                                                                                                                  ------------------
    TOTAL CONVERTIBLE BONDS (COST $904,600,643) ........................                                              1,040,867,412
                                                                                                                  ------------------
    MORTGAGE-BACKED SECURITIES 4.1%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.6%
    FHLMC Gold 30 Year, 5.00%, 5/01/33 - 8/01/34 .......................    United States       438,231,104             412,706,030
    FHLMC Gold 30 Year, 5.50%, 8/01/35 - 11/01/35 ......................    United States       302,873,776             292,797,351
    FHLMC Gold 30 Year, 6.00%, 8/01/35 - 6/01/36 .......................    United States       269,068,682             266,796,808
                                                                                                                  ------------------
                                                                                                                        972,300,189
                                                                                                                  ------------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.0%
  f FNMA 30 Year, 5.50%, 7/01/33 - 1/01/36 .............................    United States       633,246,766             611,347,638
  f FNMA 30 Year, 6.00%, 7/15/37 .......................................    United States       625,000,000             618,163,750
                                                                                                                  ------------------
                                                                                                                      1,229,511,388
                                                                                                                  ------------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.5%
    GNMA I SF 30 Year, 5.00%, 4/15/33 - 6/15/34 ........................    United States       343,165,286             325,274,752
                                                                                                                  ------------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $2,563,196,869) .............                                              2,527,086,329
                                                                                                                  ------------------
    TOTAL LONG TERM INVESTMENTS (COST $50,287,554,540) .................                                             57,024,284,097
                                                                                                                  ------------------
    SHORT TERM INVESTMENTS 8.9%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $99,972,778) 0.2%
  j International Bank for Reconstruction and Development, 7/02/07 .....    Supranational k     100,000,000              99,959,100
                                                                                                                  ------------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND REPURCHASE
      AGREEMENTS (COST $50,387,527,318) ................................                                             57,124,243,197
                                                                                                                  ------------------

                                                                                             ------------------
                                                                                                   SHARES
                                                                                             ------------------
    MONEY MARKET FUND (COST $197,190,675) 0.3%
  l Franklin Institutional Fiduciary Trust Money Market Portfolio,
      4.99% ............................................................    United States       197,190,675             197,190,675
                                                                                                                  ------------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
    MONEY MARKET FUND (COST $118,414,514) 0.2%
  m Bank of New York Institutional Cash Reserve Fund, 5.308% ...........    United States       118,414,514             118,414,514
                                                                                                                  ------------------


20 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                       COUNTRY       PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    REPURCHASE AGREEMENTS (COST $4,977,713,639) 8.2%
  n Joint Repurchase Agreement, 4.832%, 7/02/07 ........................    United States     4,977,713,639       $   4,977,713,639
      (Maturity Value $4,979,717,805)
       ABN AMRO Bank, NV, New York Branch
         (Maturity Value $483,630,193)
       Banc of America Securities LLC (Maturity Value $305,057,512)
       Barclays Capital Inc. (Maturity Value $219,505,961)
       Bear, Stearns & Co. Inc. (Maturity Value $483,630,193)
       BNP Paribas Securities Corp. (Maturity Value $486,518,430)
       Deutsche Bank Securities Inc. (Maturity Value $438,962,125)
       Goldman, Sachs & Co. (Maturity Value $483,630,193)
       Greenwich Capital Markets Inc. (Maturity Value $483,630,193)
       Lehman Brothers Inc. (Maturity Value $304,260,758)
       Merrill Lynch Government Securities Inc.
         (Maturity Value $405,498,421)
       Morgan Stanley & Co. Inc. (Maturity Value $483,630,193)
       UBS Securities LLC (Maturity Value $401,763,633)
         Collateralized by U.S. Government Agency Securities,
           2.50% - 7.625%, 7/02/07 - 6/08/12; j U.S. Government Agency
             Discount Notes, 7/13/07 - 8/20/07 and U.S. Treasury Notes,
             2.625% - 6.125%, 8/15/07 - 9/30/11
                                                                                                                  ------------------
    TOTAL INVESTMENTS (COST $55,680,846,146) 102.4% ....................                                             62,417,562,025
    OTHER ASSETS, LESS LIABILITIES (2.4)% ..............................                                             (1,479,643,148)
                                                                                                                  ------------------
    NET ASSETS 100.0% ..................................................                                          $  60,937,918,877
                                                                                                                  ==================

See Currency and Selected Portfolio Abbreviations on page 26.

a See Note 4 regarding holdings of 5% voting securities.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At June 30, 2007, the aggregate value of these securities was $5,803,431,728, representing 9.52% of net assets.

c Non-income producing for the twelve months ended June 30, 2007.

d The principal amount is stated in U.S. dollars unless otherwise indicated.

e The coupon rate shown represents the rate at period end.

f Security purchased on a when-issued, delayed delivery, or to-be-announced basis.

g See Note 5 regarding other considerations.

h Defaulted security.

i A portion or all of the security is on loan as of June 30, 2007.

j The security is traded on a discount basis with no stated coupon rate.

k A supranational organization is an entity formed by two or more central governments through international treaties.

l The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

m The rate shown is the annualized seven-day yield at period-end.

n Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2007, all repurchase agreements had been entered into on June 29, 2007.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                      PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 96.7%
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 96.7%
  GNMA GP 30 Year, 8.25%, 3/15/17 - 10/15/17 .............................................       $      117,306     $       124,211
  GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16 .............................................              296,524             317,619
  GNMA GP 30 Year, 10.00%, 11/15/09 - 4/15/10 ............................................              228,985             239,921
  GNMA GP 30 Year, 10.25%, 5/15/20 .......................................................               10,737              11,862
  GNMA GP 30 Year, 11.00%, 12/15/09 - 12/15/10 ...........................................              450,232             480,877
  GNMA GP 30 Year, 11.25%, 7/15/13 - 1/15/16 .............................................              251,781             277,523
  GNMA GP 30 Year, 11.50%, 2/15/13 - 5/15/13 .............................................               40,308              44,354
  GNMA GP 30 Year, 11.75%, 7/15/13 - 8/15/13 .............................................               37,923              42,026
  GNMA GP 30 Year, 12.00%, 3/15/11 - 12/15/12 ............................................               18,651              20,456
  GNMA GP 30 Year, 12.50%, 5/15/10 - 6/15/10 .............................................               31,061              33,749
  GNMA GP 30 Year, 12.75%, 5/15/14 .......................................................                5,582               6,195
  GNMA I SF 15 Year, 6.50%, 5/15/18 ......................................................            2,272,418           2,320,091
  GNMA I SF 15 Year, 7.00%, 10/15/09 .....................................................              706,954             710,915
  GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/36 ............................................          680,515,381         644,951,562
  GNMA I SF 30 Year, 5.50%, 5/15/28 - 5/15/37 ............................................        1,241,666,710       1,207,198,625
a GNMA I SF 30 Year, 6.00%, 7/01/32 ......................................................           59,000,000          58,686,592
  GNMA I SF 30 Year, 6.00%, 10/15/23 - 6/15/37 ...........................................          948,603,629         945,367,040
  GNMA I SF 30 Year, 6.50%, 5/15/23 - 5/15/37 ............................................          382,121,941         389,782,599
  GNMA I SF 30 Year, 6.75%, 3/15/26 - 4/15/26 ............................................               71,725              74,145
  GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32 ............................................          220,885,600         230,152,092
  GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26 ...........................................              717,637             746,205
  GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/32 ............................................           60,688,034          63,459,564
  GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22 ............................................              494,317             517,861
  GNMA I SF 30 Year, 8.00%, 10/15/07 - 9/15/30 ...........................................           47,086,453          49,727,010
  GNMA I SF 30 Year, 8.25%, 3/15/27 - 11/15/27 ...........................................              144,961             154,708
  GNMA I SF 30 Year, 8.50%, 12/15/09 - 6/15/25 ...........................................           10,435,162          11,200,423
  GNMA I SF 30 Year, 9.00%, 11/15/08 - 7/15/23 ...........................................           13,073,722          14,031,920
  GNMA I SF 30 Year, 9.50%, 5/15/09 - 1/15/23 ............................................            8,131,585           8,810,983
  GNMA I SF 30 Year, 10.00%, 4/15/12 - 3/15/25 ...........................................           10,104,055          11,141,303
  GNMA I SF 30 Year, 10.50%, 12/15/09 - 10/15/21 .........................................            7,604,025           8,427,002
  GNMA I SF 30 Year, 11.00%, 11/15/09 - 5/15/21 ..........................................            6,797,121           7,433,087
  GNMA I SF 30 Year, 11.50%, 3/15/13 - 2/15/16 ...........................................            1,731,597           1,915,435
  GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18 ...........................................            8,222,787           9,188,819
  GNMA I SF 30 Year, 12.50%, 4/15/10 - 8/15/18 ...........................................            7,116,985           7,859,785
  GNMA I SF 30 Year, 13.00%, 7/15/10 - 1/15/16 ...........................................            7,698,084           8,568,060
  GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ...........................................               66,728              70,735
  GNMA II GP 30 Year, 11.50%, 8/20/13 ....................................................               15,630              17,140
  GNMA II SF 30 Year, 4.50%, 5/20/33 - 10/20/34 ..........................................           43,239,849          39,532,629
  GNMA II SF 30 Year, 5.00%, 7/20/33 - 3/20/36 ...........................................          333,978,370         314,987,855
  GNMA II SF 30 Year, 5.00%, 9/20/33 .....................................................          288,228,230         272,002,272
  GNMA II SF 30 Year, 5.50%, 6/20/34 .....................................................           75,948,488          73,718,864
  GNMA II SF 30 Year, 5.50%, 7/20/34 - 6/20/36 ...........................................          378,328,019         366,976,751
  GNMA II SF 30 Year, 5.50%, 12/20/34 ....................................................          230,946,225         224,166,325
  GNMA II SF 30 Year, 5.50%, 1/20/35 .....................................................           93,552,307          90,753,016
  GNMA II SF 30 Year, 5.50%, 2/20/35 .....................................................          116,077,500         112,604,207
  GNMA II SF 30 Year, 5.50%, 6/20/35 .....................................................           68,990,777          66,926,421
  GNMA II SF 30 Year, 5.50%, 4/20/36 .....................................................           66,391,262          64,343,156
  GNMA II SF 30 Year, 6.00%, 10/20/23 - 5/20/37 ..........................................          439,563,143         437,543,804


22 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                      PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
  GNMA II SF 30 Year, 6.00%, 9/20/34 .....................................................       $   73,766,354     $    73,487,539
  GNMA II SF 30 Year, 6.00%, 11/20/35 ....................................................           68,416,983          68,090,269
  GNMA II SF 30 Year, 6.50%, 6/20/24 - 3/20/34 ...........................................           82,703,398          84,471,059
  GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33 ...........................................           44,875,391          46,651,793
  GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32 ..........................................            7,948,813           8,291,707
  GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30 ...........................................            3,934,361           4,148,926
  GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25 ...........................................            2,142,220           2,289,688
  GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21 ..........................................              578,308             619,194
  GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25 ...........................................              341,937             371,567
  GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 ..........................................              758,011             833,754
  GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21 ..........................................            2,253,045           2,485,316
  GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 ..........................................              338,072             373,292
  GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18 ..........................................              190,015             210,925
  GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 ..........................................              365,572             406,702
  GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15 ........................................              260,459             288,749
  GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15 .........................................              261,969             292,113
                                                                                                                    ----------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $6,209,347,489) .................................                            6,040,980,387
                                                                                                                    ----------------

                                                                                               ------------------
                                                                                                     SHARES
                                                                                               ------------------
  SHORT TERM INVESTMENTS 4.0%
  MONEY MARKET FUND (COST $197,190,675) 3.2%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ...................          197,190,675         197,190,675

                                                                                               ------------------
                                                                                                PRINCIPAL AMOUNT
                                                                                               ------------------
  REPURCHASE AGREEMENT (COST $53,090,000) 0.8%
c Barclays De Zoete Wedd Securities Inc., 4.25%, 7/02/07 (Maturity Value $53,108,803)
     Collateralized by U.S. Treasury Note, 3.375%, 9/15/09 ...............................       $   53,090,000          53,090,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $250,280,675) .......................................                              250,280,675
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $6,459,628,164) 100.7% .........................................                            6,291,261,062
  OTHER ASSETS, LESS LIABILITIES (0.7)% ..................................................                              (41,025,392)
                                                                                                                    ----------------
  NET ASSETS 100.0% ......................................................................                          $ 6,250,235,670
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 26.

a Security purchased on a to-be-announced basis.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

c At June 30, 2007, all repurchase agreements had been entered into on June 29, 2007.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 23

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN UTILITIES FUND                                                          COUNTRY           SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.8%
  COMMON STOCKS 95.3%
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.5%
  AT&T Inc. ..................................................................   United States      1,300,000       $    53,950,000
  Verizon Communications Inc. ................................................   United States      1,100,000            45,287,000
                                                                                                                    ----------------
                                                                                                                         99,237,000
                                                                                                                    ----------------
  ELECTRIC UTILITIES 82.6%
  Alliant Energy Corp. .......................................................   United States      1,300,000            50,505,000
  Ameren Corp. ...............................................................   United States      1,429,441            70,056,904
  American Electric Power Co. Inc. ...........................................   United States      1,200,000            54,048,000
  California Water Service Group .............................................   United States        400,000            14,996,000
  CenterPoint Energy Inc. ....................................................   United States      1,500,000            26,100,000
  Cleco Corp. ................................................................   United States      1,000,000            24,500,000
  Consolidated Edison Inc. ...................................................   United States        700,000            31,584,000
  Constellation Energy Group .................................................   United States        600,000            52,302,000
  Dominion Resources Inc. ....................................................   United States      1,562,600           134,868,006
  DTE Energy Co. .............................................................   United States        600,000            28,932,000
  Duke Energy Corp. ..........................................................   United States      4,391,400            80,362,620
  Edison International .......................................................   United States      2,200,000           123,464,000
  Energy East Corp. ..........................................................   United States        300,000             7,827,000
  Entergy Corp. ..............................................................   United States      1,750,000           187,862,500
  Exelon Corp. ...............................................................   United States      2,200,000           159,720,000
  FirstEnergy Corp. ..........................................................   United States      1,900,000           122,987,000
  FPL Group Inc. .............................................................   United States      1,800,000           102,132,000
  Hawaiian Electric Industries Inc. ..........................................   United States        500,000            11,845,000
  National Grid PLC ..........................................................  United Kingdom      4,987,755            73,976,707
  Northeast Utilities ........................................................   United States      1,000,000            28,360,000
  Pepco Holdings Inc. ........................................................   United States      1,400,000            39,480,000
  PG&E Corp. .................................................................   United States      2,000,000            90,600,000
  Pinnacle West Capital Corp. ................................................   United States        800,000            31,880,000
  Portland General Electric Co. ..............................................   United States      1,000,000            27,440,000
  PPL Corp. ..................................................................   United States      2,400,000           112,296,000
  Progress Energy Inc. .......................................................   United States      1,500,000            68,385,000
  Public Service Enterprise Group Inc. .......................................   United States      1,200,000           105,336,000
  Puget Energy Inc. ..........................................................   United States      1,725,000            41,710,500
  RWE AG .....................................................................      Germany           300,000            31,876,628
  SCANA Corp. ................................................................   United States      1,200,000            45,948,000
a Sierra Pacific Resources ...................................................   United States      3,000,000            52,680,000
  The Southern Co. ...........................................................   United States      2,500,000            85,725,000
  TXU Corp. ..................................................................   United States      1,400,000            94,220,000
  UIL Holdings Corp. .........................................................   United States        300,000             9,930,000
  United Utilities PLC .......................................................  United Kingdom      3,000,000            42,747,728
  Westar Energy Inc. .........................................................   United States        800,000            19,424,000
  Wisconsin Energy Corp. .....................................................   United States      1,000,000            44,230,000
  Xcel Energy Inc. ...........................................................   United States      2,100,000            42,987,000
                                                                                                                    ----------------
                                                                                                                      2,373,324,593
                                                                                                                    ----------------


24 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN UTILITIES FUND                                                          COUNTRY          SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  GAS DISTRIBUTORS 7.7%
  AGL Resources Inc. .........................................................   United States        800,000       $    32,384,000
  Atmos Energy Corp. .........................................................   United States        600,000            18,036,000
  Gaz de France ..............................................................      France            700,000            35,517,274
  Sempra Energy ..............................................................   United States      1,000,000            59,230,000
  Spectra Energy Corp. .......................................................   United States      2,195,700            57,000,372
  Vectren Corp. ..............................................................   United States        700,000            18,851,000
                                                                                                                    ----------------
                                                                                                                        221,018,646
                                                                                                                    ----------------
  OIL & GAS PIPELINES 1.5%
  TransCanada Corp. ..........................................................      Canada            250,000             8,601,747
  The Williams Cos. Inc. .....................................................   United States      1,100,000            34,782,000
                                                                                                                    ----------------
                                                                                                                         43,383,747
                                                                                                                    ----------------
  TOTAL COMMON STOCKS (COST $1,666,911,211) ..................................                                        2,736,963,986
                                                                                                                    ----------------
  CONVERTIBLE PREFERRED STOCKS 1.2%
  ELECTRIC UTILITIES 1.2%
  CMS Energy Trust I, 7.75%, cvt. pfd. .......................................   United States        270,050            13,552,945
  PNM Resources Inc., 6.75%, cvt. pfd. .......................................   United States        445,000            22,361,250
                                                                                                                    ----------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $36,190,245) ......................                                           35,914,195
                                                                                                                    ----------------

                                                                                               ------------------
                                                                                               PRINCIPAL AMOUNT b
                                                                                               ------------------
  CORPORATE BONDS 3.3%
  ELECTRIC UTILITIES 3.3%
  Aquila Inc., senior note,
     9.95%, 2/01/11 ..........................................................   United States   $  6,000,000             6,500,652
     8.27%, 11/15/21 .........................................................   United States      6,100,000             7,044,134
  CMS Energy Corp., senior note, 9.875%, 10/15/07 ............................   United States      8,500,000             8,621,507
  MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28 ...............   United States     25,000,000            30,956,300
  Northeast Generation Co., senior note, 8.812%, 10/15/26 ....................   United States      7,500,000             7,996,875
  TXU Corp., senior note, R, 6.55%, 11/15/34 .................................   United States     40,000,000            32,552,760
                                                                                                                    ----------------
  TOTAL CORPORATE BONDS (COST $92,920,932) ...................................                                           93,672,228
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $1,796,022,388) ..........................                                        2,866,550,409
                                                                                                                    ----------------

                                                                                               ------------------
                                                                                                    SHARES
                                                                                               ------------------
  SHORT TERM INVESTMENT (COST $2,420,091) 0.1%
  MONEY MARKET FUND 0.1%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% .......   United States      2,420,091             2,420,091
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $1,798,442,479) 99.9% ..............................                                        2,868,970,500
  OTHER ASSETS, LESS LIABILITIES 0.1% ........................................                                            2,979,071
                                                                                                                    ----------------
  NET ASSETS 100.0% ..........................................................                                      $ 2,871,949,571
                                                                                                                    ================

See Selected Portfolio Abbreviations on page 26.

a Non-income producing for the twelve months ended June 30, 2007.

b The principal amount is stated in U.S. dollars unless otherwise indicated.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

Franklin Custodian Funds, Inc.

STATEMENTS OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
GP    - Graduated Payment
MTN   - Medium Term Note
PIK   - Payment-In-Kind
SF    - Single Family

CURRENCY ABBREVIATIONS

EUR   - Euro


26 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Custodian Funds, Inc. (the Custodian Funds) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of five funds (the Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase Agreements are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.


                                        Quarterly Statements of Investments | 27

Franklin Custodian Funds, Inc.

2. SECURITY VALUATION (CONTINUED)

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Custodian Funds' Board of Directors.

3. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                       ---------------------------------------------------
                                                         FRANKLIN         FRANKLIN           FRANKLIN
                                                         DYNATECH          GROWTH             INCOME
                                                           FUND             FUND               FUND
                                                       ---------------------------------------------------
Cost of investments ................................   $ 289,220,809   $ 1,049,532,844   $ 55,696,375,238
                                                       ===================================================

Unrealized appreciation ............................   $ 300,872,894   $ 1,898,870,677   $  7,380,197,571
Unrealized depreciation ............................        (532,435)       (2,301,060)      (659,010,784)
                                                       ---------------------------------------------------
Net unrealized appreciation (depreciation) .........   $ 300,340,459   $ 1,896,569,617   $  6,721,186,787
                                                       ===================================================

                                                                       -----------------------------------
                                                                          FRANKLIN
                                                                       U.S. GOVERNMENT        FRANKLIN
                                                                          SECURITIES         UTILITIES
                                                                             FUND               FUND
                                                                       -----------------------------------
Cost of investments ................................................   $ 6,459,628,164   $  1,801,145,974
                                                                       ===================================

Unrealized appreciation ............................................   $    21,871,441   $  1,081,011,820
Unrealized depreciation ............................................      (190,238,543)       (13,187,294)
                                                                       -----------------------------------
Net unrealized appreciation (depreciation) .........................   $  (168,367,102)  $  1,067,824,526
                                                                       -----------------------------------


28 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin Custodian Funds, Inc.

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Income Fund for the nine months ended June 30, 2007, were as shown below.

---------------------------------------------------------------------------------------------------------------------------------
                                NUMBER                                 NUMBER
                              OF SHARES                              OF SHARES
                               HELD AT                                 HELD AT                                        REALIZED
                              BEGINNING      GROSS       GROSS           END          VALUE AT        INVESTMENT      CAPITAL
NAME OF ISSUER                OF PERIOD    ADDITIONS   REDUCTIONS     OF PERIOD    END OF PERIOD        INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Ameren Corp. ...............  11,274,400   1,225,600           --    12,500,000   $   612,625,000   $  22,982,808   $         --
Canadian Oil Sands Trust ...  25,770,600          --           --    25,770,600       797,148,619      19,329,618             --
Pinnacle West
  Capital Corp. ............   5,500,000          --           --     5,500,000       219,175,000       8,662,500             --
Public Service Enterprise
  Group Inc. ...............  16,500,000   1,179,600    2,679,600    15,000,000     1,316,700,000      29,194,938     33,074,783
Puget Energy Inc. ..........   7,500,000          --           --     7,500,000       181,350,000       5,625,000             --
                                                                                  -----------------------------------------------
TOTAL NON-CONTROLLED AFFILIATES (5.13% of Net Assets) .........................   $ 3,126,998,619   $  85,794,864   $ 33,074,783
                                                                                  ===============================================

5. OTHER CONSIDERATIONS

Officer, directors or employees of the Franklin Income Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees or official creditors' committees. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 29


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CUSTODIAN FUNDS, INC.

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  August 27, 2007





                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CUSTODIAN FUNDS,
INC.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 27, 2007


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CUSTODIAN FUNDS,
INC.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 27, 2007


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer